UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		(312) 345-5826
Signature, Place and Date of Signing

	/s/ Michael J. Heller  Chicago, Illinois  November 14, 2001

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	25

Form 13F Information Table Value Total	$904,191

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    85064  1879455 SH       SOLE                  1879455
Archstone Comm.                                 039581103    69724  2671405 SH       SOLE                  2671405
Arden Realty                                    039793104    21825   853530 SH       SOLE                   853530
AvalonBay Communities                           053484101    87617  1834906 SH       SOLE                  1834906
Boston Properties, Inc.                         101121101    55938  1467025 SH       SOLE                  1467025
Brookfield Properties                           112900105      916    50215 SH       SOLE                    50215
Cabot Industrial Trust                          127072106    25475  1242660 SH       SOLE                  1242660
Charles E. Smith Residential                    832197107    13223   256765 SH       SOLE                   256765
Equity Office Properties Trust                  294741103   125335  3916705 SH       SOLE                  3916705
Equity Res. Prop.                               29476L107    15463   264785 SH       SOLE                   264785
Essex Property Trust                            297178105    31154   634500 SH       SOLE                   634500
Federal Realty Investment Trus                  313747206     8240   374555 SH       SOLE                   374555
General Growth Properties                       370021107     3252    93530 SH       SOLE                    93530
Highwoods Properties                            431284108    18550   749500 SH       SOLE                   749500
Liberty Property Trust                          531172104    26231   914294 SH       SOLE                   914294
Mack-Cali Realty Corporation                    554489104    85710  2764850 SH       SOLE                  2764850
Post Properties Inc.                            737464107    46204  1246075 SH       SOLE                  1246075
Prentiss Properties                             740706106    16737   608620 SH       SOLE                   608620
Public Storage Inc.                             74460D109    81802  2449165 SH       SOLE                  2449165
Rouse Company                                   779273101      786    32500 SH       SOLE                    32500
SL Green Realty Corp.                           78440X101     3976   126135 SH       SOLE                   126135
Shurgard Storage Ctr-A                          82567D104     5591   185500 SH       SOLE                   185500
Simon Property Group Inc.                       828806109    16715   621155 SH       SOLE                   621155
Taubman Centers, Inc.                           876664103    50398  4031835 SH       SOLE                  4031835
TrizecHahn Corp.                                896938107     8265   458885 SH       SOLE                   458885
Report Summary				25 Data Records		904,191		0 Other managers on whose behalf report is filed